Subsequent Events (Details Textual)	1 Months Ended
	Feb. 23, 2018 USD ($) shares	Feb. 23, 2018 $ / shares	May 30, 2017 shares	May 17, 2016 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			4,205,820	10,839,972
Warrants issued	1,000,000
Warrants exercise term	2.25
Warrants exercise price | $ / shares		$ 5.63
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	171,480
Notional amount | $	$ 15,000,000
Borrowings maturity term	3
Borrowings, maturity	February 23, 2021
Borrowings, interest rate	8.00%
Rate of charge on funds drawn	3.00%
Warrants issued	1,000,000
Warrants exercise term	2.25
Warrants exercise price | $ / shares		$ 5.63
Subsequent Events [Member] | Floating interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Libor rate	7.00%